Note 13 - Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	September 30, 2014	December 31, 2013
Stephen Wheet, Director of Sales	$282	$9,890
Ron Wheet, Chief Executive Officer	9,950	-
Vincent Olmo, Chief Operating Officer	2,000	942
	$12,232	$10,832

	December 31,
	2013	2012
Rondald L. Wheet, Chief Executive Officer	$-	$32,502
Stephen Wheet, Director of Sales	9,890	-
Vincent Olmo, Chief Operating Officer	942	9,194
	$10,832	$41,696